Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Net deferred tax assets and liabilities [abstract]
Deferred Tax Assets and Liabilities
8 Deferred Tax Assets and Liabilities
The Group records the tax effect resulting from temporary differences between the assets and liabilities determined on an accounting basis and on a tax basis. As of December 31, 2023 and December 31, 2022, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2022(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2023
Financial assets measured at fair value through OCI	4,124	—	(2,066)	—	2,058
Financial assets measured at fair value through PL	973	(973)	—	—	—
Tax losses	9,862	1,588	—	(3,986)	7,464
Tax benefits	699	(201)	—	(1)	497
Leases	3,302	(1,895)	—	—	1,407
Deferred tax assets offset	(18,250)	3,382	—	3,973	(10,895)
Total Deferred tax assets	710	1,901	(2,066)	(14)	531
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(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.

	As of December 31,
In thousands of USD	2022(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2023
Assets depreciation and amortization	(987)	566	—	—	(421)
Unrealized foreign exchange gains - P&L	(13,876)	1,036	—	3,986	(8,854)
Leases	(3,851)	2,167	—	—	(1,684)
Others	(435)	295	—	—	(140)
Deferred tax liabilities offset	18,250	(3,382)	—	(3,973)	10,895
Total Deferred tax liabilities	(899)	682	—	13	(204)
_________________________
(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.

	As of December 31,
In thousands of USD	2021(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022(1)
Financial assets measured at fair value through OCI	—	—	4,124	—	4,124
Financial assets measured at fair value through PL	517	456	—	—	973
Tax losses	6,173	4,266	—	(577)	9,862
Tax benefits	665	70	—	(36)	699
Leases	2,804	498	—	—	3,302
Others	80	(81)	—	1	—
Deferred tax assets offset	(9,574)	(9,253)	—	577	(18,250)
Total Deferred tax assets	665	(4,044)	4,124	(35)	710
_________________________
(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.

	As of December 31,
In thousands of USD	2021(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022(1)
Assets depreciation and amortization	(458)	(529)	—	—	(987)
Unrealized foreign exchange gains - P&L	(5,388)	(9,068)	—	580	(13,876)
Leases	(3,194)	(657)	—	—	(3,851)
Others	(534)	99	—	—	(435)
Deferred tax liabilities offset	9,574	9,253	—	(577)	18,250
Total Deferred tax liabilities	—	(902)	—	3	(899)
_________________________
(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.
As mentioned on the accounting policies, Note 2 t), the offset between deferred tax assets and liabilities is performed at each subsidiary level.
Deferred tax liability for foreign currency exchange on net investment amounting to USD 491 thousand (2022: USD 2,217 thousand) was not recognized as the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.